Trade receivables, reseller financing and other receivables - Breakdown of Reseller Financing, Gross of Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	R$ 1,234,634	R$ 1,183,312
Current [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	826,210	770,008
Less than 30 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	8,944	19,260
31 to 60 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	3,892	24,290
61-90 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	11,040	14,373
91-180 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	11,943	26,685
More than 180 days [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	R$ 372,605	R$ 328,696